Commitments and Contingencies (Details) - Schedule of Future Minimum Payments on Operating Leases $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases Future Minimum Payments Due [Abstract]
2021	$ 3,029
2022	3,329
2023	3,369
2024	3,047
2025	3,071
Thereafter	$ 25,506